Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2025
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk

(23) Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Years ended December 31,
	2023	% of sales	2024	% of sales	2025	% of sales
	RMB		RMB		RMB
Sinatay Life Insurance Co., Ltd. (“Sinatay”)	438,026	15.9%	177,868	12.8%	99,290	13.5%
Fanhua RONS Insurance Sales & Service Co., Ltd.	*	*	*	*	73,738	10.0%
Aeon Life Insurance Co., Ltd. (“Aeon”).	295,217	10.7	*	* %	*	*
Ping An Property & Casualty Insurance Company of China, Ltd. (“Ping An”)	*	*	175,205	12.6%	*	*
Ruizhong Life Insurance Co., Ltd.	*	*	*	*	*	*
Subtotal	733,243	25.6%	353,073	25.4%	173,028	23.5%

*	represented less than 10% of total net revenues for the year.

Customers which accounted for 10% or more of gross accounts receivable excluding estimated renewal commissions are as follows:

	As of December 31,
	2024	%	2025	%
Sinatay	29,567	30.7%	14,136	20.9%
Fanhua RONS Insurance Sales & Service Co., Ltd.	29,063	30.2%	12,247	18.1%
AVIVA-COFCO Life Insurance Co., Ltd.	*	*	9,795	14.5%
Ruizhong Life Insurance Co., Ltd.	10,291	10.7%	8,602	12.7%
Subtotal	68,921	71.6%	44,780	66.2%

*	represented less than 10% of accounts receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.